Consolidated Statement of Financial Position - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents		$ 4,736	$ 11,721
Short-term investments	[1]	61	184
Accounts receivable		4,319	3,914
Other financial assets		342	111
Inventories		4,482	4,377
Recoverable taxes		1,272	862
Other		314	215
Current assets excluding assets held for sale		15,526	21,384
Non-current assets held for sale			976
Total current assets		15,526	22,360
Non-current assets
Judicial deposits		1,215	1,220
Other financial assets		280	143
Recoverable taxes		1,110	935
Deferred income taxes		10,770	11,441
Other		1,019	650
Total non-current assets excluding investments, intangible assets and property, plant and equipment		14,394	14,389
Investments in associates and joint ventures		1,798	1,751
Intangibles		10,238	9,011
Property, plant, and equipment		44,938	41,931
Total non current assets		71,368	67,082
Total assets		86,894	89,442
Current liabilities
Suppliers and contractors		4,461	3,475
Loans, borrowings, and leases		489	1,204
Other financial liabilities		1,672	2,312
Taxes payable		470	2,177
Settlement program ("REFIS")		371	324
Liabilities related to associates and joint ventures		1,911	1,785
Provisions		1,036	1,045
Liabilities related to Brumadinho		944	1,156
De-characterization of dams and asset retirement obligations		661	621
Dividends payable		1,383
Other		493	744
Current liabilities excluding assets held for sale		13,891	14,843
Liabilities associated with non-current assets held for sale			355
Total current liabilities		13,891	15,198
Non-current liabilities
Loans, borrowings, and leases		12,223	12,578
Participative shareholders' debentures		2,725	3,419
Other financial liabilities		2,843	2,571
Settlement program ("REFIS")		1,869	1,964
Deferred income taxes		1,413	1,881
Provisions		2,446	3,419
Liabilities related to Brumadinho		2,368	2,381
De-characterization of dams and asset retirement obligations		6,520	7,482
Liabilities related to associates and joint ventures		1,410	1,327
Streaming transactions		1,612	1,779
Other		216	137
Total non current liabilities		35,645	38,938
Total liabilities		49,536	54,136
Equity
Equity attributable to Vale's shareholders		35,867	34,472
Equity attributable to noncontrolling interests		1,491	834
Total equity		37,358	35,306
Total liabilities and equity		$ 86,894	$ 89,442

[1]	Substantially comprises investments in exclusive investment fund, whose portfolio is composed of committed transactions and Financial Treasury Bills (“LFTs”), which are floating-rate securities issued by the Brazilian government.